Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (314,846)	$ (45,792)	¥ (281,951)	¥ (306,794)
Operating losses	2,868,925	417,268	2,051,830	1,167,322
Fair value change of other non-current assets	(11,017)	(1,602)	0	0
Income before income taxes	3,241,421	471,446	2,261,541	1,248,852
Income tax expense	377,890	54,962	267,082	32,629
Net income attributable to Autohome Inc.	2,871,015	417,573	2,001,619	1,227,914
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	58,421	8,497	(55,055)	62,256
Comprehensive income attributable to Autohome Inc.	2,929,436	426,070	1,946,564	1,290,170
Parent Company [Member]
Operating expenses:
General and administrative expenses	(14,797)	(2,152)	(13,334)	(20,533)
Operating losses	(14,797)	(2,152)	(13,334)	(20,533)
Interest income	45,023	6,548	13,441	7,492
Fair value change of other non-current assets	(11,017)	(1,602)
Share of income of subsidiaries and VIEs	2,851,806	414,779	2,001,512	1,240,955
Income before income taxes	2,871,015	417,573	2,001,619	1,227,914
Income tax expense	0	0	0	0
Net income attributable to Autohome Inc.	2,871,015	417,573	2,001,619	1,227,914
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	58,421	8,497	(55,055)	62,256
Comprehensive income attributable to Autohome Inc.	¥ 2,929,436	$ 426,070	¥ 1,946,564	¥ 1,290,170